Discontinued Operation (Details Narrative) - USD ($)		12 Months Ended
	Aug. 21, 2024	Dec. 31, 2025	Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Termination cost	$ 22,000
Operating cash flows from discontinuing operation		$ 0	$ 52,700